Available-For-Sale Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2013
Available-for-sale Securities [Abstract]
Available-For-Sale Marketable Securities

	December 31, 2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government debentures - fixed and floating interest rate	$5,849	70	—	$5,919
Corporate debentures - fixed and floating interest rate	44,940	338	(121)	45,157
	$50,789	408	(121)	$51,076

	December 31, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government debentures - fixed and floating interest rate	$12,428	192	—	$12,620
Corporate debentures - fixed and floating interest rate	36,901	594	(4)	37,491
	$49,329	786	(4)	$50,111

Contractual Maturities Of The Available-For-Sale Marketable Securities	The contractual maturities of the available-for-sale marketable securities in future years are as follows:

December 31, 2013
2015	$1,670
2016	6,523
2017	20,280
2018	12,869
2019 and after	7,065
$48,407